SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
	Year ended December 31,
	2025		2024		2023
	Number of options (in thousands)	Weighted average exercise price	Number of options (in thousands)	Weighted average exercise price	Number of options (in thousands)	Weighted average exercise price

Outstanding at the beginning of the year	486	$9.43	625	$7.31	675	$7.17
Granted	490	33.82	175	14.16	190	6.63
Forfeited	(57)	9.37	-	-	(197)	6.52
Exercised*	(225)	7.96	(314)	7.85	(43)	5.68

Outstanding at the end of the year	694	$27.14	486	$9.43	625	$7.31

Exercisable at the end of the year	85	$10.16	172	$7.05	373	$7.91

Schedule of summarizes information concerning outstanding and exercisable awards
Awards outstanding		Awards exercisable
Exercise price	Number of awards outstanding at the end of the year (in thousands)	Weighted average remaining contractual life (years)	Number of awards exercisable at the end of year	Weighted average remaining contractual life (years)
5.91	9	2.24	9	2.24
6.23	35	4.11	24	4.11
6.42	13	3.33	10	3.33
6.45	11	4.41	-	-
6.59	13	3.92	-	-
14.16	123	5.18	42	5.18
29.93	280	6.27	-	-
38.27	110	6.71	-	-
38.91	50	6.65	-	-
40.74	50	6.73	-	-
	694		85

Schedule of Stock Options Assumptions
	2025	2024	2023

Expected stock price volatility	50.0%	49.10%	48% – 54.8%
Expected option life (in years)	4.6	4.6	4.6
Risk free interest rate	3.67% - 4.30%	4.18%	3.71% - 4.54%
Dividend yield	0%	0%	0%

Schedule of share-based compensation expenses
	Year ended December 31,
	2025	2024	2023
Cost of revenue	$265	$144	$-
Research and development	23	22	-
Sales and marketing	45	36	-
General and administrative	898	193	190
Total stock-based compensation	$1,231	$395	$190